SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 2,985,746	$ 3,145,444	$ 3,411,703
Less: Accumulated amortization	(1,883,226)	(1,822,875)	(1,129,913)
Less: Accumulated impairment	(903,714)	(951,643)
Intangible assets, net	198,806	370,926	2,281,790
Distributor Channel [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets		3,117,635	3,389,404
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	25,138	27,809	$ 22,299
Distribution Channel [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 2,960,608	$ 3,117,635